Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 11 - Other Current Liabilities

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Advances from customers and deferred revenues	14,701	12,825
Commissions	13,588	18,048
Accrued employee compensation and other related benefits	13,137	11,941
Government institutions and income tax payable	5,316	7,991
Accrued warranty costs (1)	3,397	3,161
Accrued expenses	2,661	1,570
Operating lease obligations (See Note 2(V))	1,687	1,297

	54,487	56,833

(1)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Beginning of year	3,161	3,265	2,328
Accruals	5,505	5,823	6,333
Usage	(5,269)	(5,927)	(5,396)

Balance at end of year	3,397	3,161	3,265